FAIR VALUE MEASUREMENTS - Additional Information (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
B-1 preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable	$ 15,319,955	$ 7,902,908
Issuance of stock for cash		$ 7,779,985
A-1 preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable			$ 3,075,831
Estimated fair value after bifurcated from the host instrument			3,075,831
A-2 preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of stock upon conversion of notes payable			2,504,716
Issuance of stock for cash			1,049,998
Estimated fair value after bifurcated from the host instrument			3,554,714
Series B Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value after bifurcated from the host instrument			25,000,000
Series B Preferred stock | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value after bifurcated from the host instrument			$ 11,516,593